Appendix V - Movement in Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	€ 3,270,937	€ 2,547,497
Additions, impairment	(5,300)	(5,700)
Additions, net	64,204	80,567
Business combination	97	549,634
Transfers	(1,766)	(6,659)
Disposals	(7,646)	(10,364)
Translation differences	(78,703)	110,262
Property, plant and equipment at end of period	3,247,123	3,270,937
Fixed Assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	878,415
Property, plant and equipment at end of period	910,670	878,415
Gross carrying amount
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	5,102,844	4,151,978
Additions	281,543	291,676
Business combination	480	553,678
Transfers	389	(20,796)
Disposals	(50,209)	(51,822)
Translation differences	(117,006)	178,130
Property, plant and equipment at end of period	5,218,041	5,102,844
Gross carrying amount | Land and Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	1,155,406	860,447
Additions	6,046	4,636
Business combination		236,732
Transfers	342	11,374
Disposals	(4,953)	(864)
Translation differences	(24,929)	43,081
Property, plant and equipment at end of period	1,131,912	1,155,406
Gross carrying amount | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	3,069,023	2,527,744
Additions	92,978	50,025
Business combination	480	316,946
Transfers	125,507	115,070
Disposals	(45,256)	(50,958)
Translation differences	(67,273)	110,196
Property, plant and equipment at end of period	3,175,459	3,069,023
Gross carrying amount | Fixed Assets under construction
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	878,415	763,787
Additions	182,519	237,015
Transfers	(125,460)	(147,240)
Translation differences	(24,804)	24,853
Property, plant and equipment at end of period	910,670	878,415
Accumulated depreciation
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,819,343)	(1,590,516)
Additions, depreciation	(216,166)	(203,713)
Business combination	(383)	(4,044)
Transfers	(2,155)	4,754
Disposals	35,796	41,118
Translation differences	38,153	(66,942)
Property, plant and equipment at end of period	(1,964,098)	(1,819,343)
Accumulated depreciation | Buildings
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(181,337)	(148,082)
Additions, depreciation	(32,309)	(27,757)
Transfers	181	1,553
Disposals	1,954	57
Translation differences	5,136	(7,108)
Property, plant and equipment at end of period	(206,375)	(181,337)
Accumulated depreciation | Plant and machinery
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(1,638,006)	(1,442,434)
Additions, depreciation	(183,857)	(175,956)
Business combination	(383)	(4,044)
Transfers	(2,336)	3,201
Disposals	33,842	41,061
Translation differences	33,017	(59,834)
Property, plant and equipment at end of period	(1,757,723)	(1,638,006)
Accumulated impairment
Movement in Property, Plant and Equipment
Property, plant and equipment at beginning of period	(12,564)	(13,965)
Additions, impairment	(1,173)	(7,396)
Transfers		9,383
Disposals	6,767	340
Translation differences	150	(926)
Property, plant and equipment at end of period	€ (6,820)	€ (12,564)